INCOME TAXES (Schedule of domestic and foreign components of Income (loss) before provision for income taxes) (Details) - USD ($)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Jan. 31, 2024
Income Tax Disclosure [Line Items]
Income before income taxes	$ 321,304	$ 258,657
Canadian [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	(197,486)	(2,141,166)
United States [Member]
Income Tax Disclosure [Line Items]
Income before income taxes	$ 518,790	$ 2,399,823